Retirement Benefits - Schedule of Expected Benefit Payments (Details) - Pension Plans $ in Millions	Dec. 31, 2018 USD ($)
Benefit payments
2019	$ 5.8
2020	6.4
2021	7.1
2022	6.1
2023	6.3
2024-2028	$ 35.9